Financial Instruments (Details) - Schedule of Designated as Hedging Instruments - 6 months ended Jun. 30, 2023 $ in Thousands	USD ($) shares	COP ($) shares
Less than 3 months [Member]
Schedule of Designated as Hedging Instruments [Line Items]
Settlement Date	Jul. 06, 2023	Jul. 06, 2023
Forward Exchange rate | shares	4,625	4,625
Notional amount (COP)		$ 36,110,000,000
Notional amount (USD)	$ 8,649,102
3-6 months [Member]
Schedule of Designated as Hedging Instruments [Line Items]
Settlement Date	Oct. 03, 2023	Oct. 03, 2023
Forward Exchange rate | shares	4,715	4,715
Notional amount (COP)		$ 42,800,000,000
Notional amount (USD)	$ 10,251,497
Over 6 Months [Member]
Schedule of Designated as Hedging Instruments [Line Items]
Settlement Date	Jan. 03, 2024	Jan. 03, 2024
Forward Exchange rate | shares	4,791	4,791
Notional amount (COP)		$ 48,837,000,000
Notional amount (USD)	$ 11,697,485